Operating segments	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Operating segments
5. Operating segments
Products and services from which reportable segments derive their revenues
The Directors consider that there is only one core business activity and there are no separately identifiable business segments which are engaged in providing individual products or services or a group of related products and services which are subject to separate risks and returns. The information reported to the Group’s Chief Executive Officer, who is considered the chief operating decision maker, for the purposes of resource allocation and assessment of performance is based wholly on the overall activities of the Group. The Group has therefore determined that it has only one reportable segment, which is ‘sales of antibodies and related products’. The Group’s revenue and assets for this one reportable segment can be determined by reference to the Group’s income statement and balance sheet.
The Group has no individual product or customer which contributes more than 10% of its revenues.
Geographical information
Revenues are attributed to regions based primarily on customers’ location. The Group’s revenue from external customers and information about its non-current segment assets (excluding deferred tax) is set out below:

	Revenue
	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
The Americas	162.5	130.4	58.6	112.4
EMEA	90.1	84.3	40.2	69.3
China	62.9	58.2	27.4	39.5
Japan	17.9	18.7	9.9	18.8
Rest of Asia Pacific	28.3	23.8	11.4	20.0

	361.7	315.4	147.5	260.0

	Non-current assets
	As at 31 December 2022 £m	As at 31 December 2021 £m
The Americas	483.7	464.3
EMEA	237.0	231.8
China	8.0	8.6
Japan	0.4	0.2
Rest of Asia Pacific	60.0	59.3

	789.1	764.2

Revenue by type is shown below:

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Catalogue revenue	339.8	296.4	139.0	243.1
Custom products and services	6.8	5.7	2.7	6.3
IVD	6.1	6.3	2.6	4.7
Royalties and licenses	9.0	7.0	3.2	5.9

Custom products and licensing	21.9	19.0	8.5	16.9

Total reported revenue	361.7	315.4	147.5	260.0

Because all custom products and services projects within a contract had an original expected duration of one year or less, the Group has taken advantage of the exemption not to disclose outstanding amounts in respect of uncompleted contracts.